OTHER (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Other [Abstract]
Change in fair value of property, plant and equipment	$ (164)	$ (61)	$ (63)
Amortization of service concession assets	(11)	(15)	(14)
Transaction costs	(5)	(2)	(8)
Legal provisions	0	(6)	(58)
Other	(32)	(106)	(164)
Nonoperating Income (Expense), Total	$ (212)	$ (190)	$ (307)